Loans payable (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Schedule of undiscounted cash flows for bank loans

	Device	Credit
	Loans (i)	Facility (ii)	Total

2022	39,723	1,691,655	1,731,378
2023	14,426	1,678,348	1,692,774
2024	–	1,669,202	1,669,202
2025	–	15,778,641	15,778,641
2026	–	–	–
Thereafter	–	–	–
Total Cash Payments	$54,149	$20,817,846	$20,871,995

(i)	During the year ended December 31, 2018, the Company assumed loans from four separate banking institutions that were previously extended for the purchase of TMS devices to non-controlling interest holder partners. The TMS device loans were assumed as part of partnerships with local physicians, behavioral health groups or other strategic investors, which own minority interests in certain TMS Center subsidiaries. These TMS device loans bear an average interest rate of 10% with average monthly blended interest and capital payments of $1,575 and mature or have matured during the years ended or ending December 31, 2019 to December 31, 2023, as the case may be. There are no covenants associated with these loans. The loans related to one of the banking institutions were repaid during the year ended December 31, 2019.

10.Loans payable (continued):

During the year ended December 31, 2019, the Company assumed loans from two separate banking institutions that were previously extended for the purchase of TMS devices to non-controlling interest holder partners. The TMS device loans were assumed as part of partnerships with local physicians, behavioral health groups or other investors, which own minority interests in certain TMS Center subsidiaries. These TMS device loans bear an average interest rate of 13% with average monthly blended interest and capital payments of $1,756 and matured during the year ended December 31, 2021. There are no covenants associated with these loans. The loan was repaid during the year ended December 31, 2021.

During the year ended December 31, 2020, the Company was released from its obligations pertaining to one of the TMS device loans assumed during the year ended December 31, 2019 in the amount of $45,680 as a result of the disposal of the related TMS device.

During the year ended December 31, 2021, the Company repaid TMS device loans totalling $62,036 (December 31, 2020 - $84,634; December 31, 2019 –$118,727).

(ii)	On December 31, 2020, the Company entered into the Credit Agreement for the Credit Facility with the Lender, as amended on October 29, 2021. The Credit Facility provided a $15 million term loan that was funded at closing on December 31, 2020, with an option of drawing up to an additional $15 million in three $5 million delayed-draw term loan tranches within the 24 months following closing, subject to the Company achieving specific financial milestones. All amounts borrowed under the Credit Facility will bear interest at a rate equal to 30-day LIBOR plus 7.75%, subject to a minimum interest rate of 8.75%. The Credit Facility has a five-year term and amortizes over the life of the Credit Facility with 1% of the principal amount outstanding amortized over years one to four with the remaining outstanding principal repaid in installments over the fifth year. The undiscounted face value of the Credit Facility as at December 31, 2021 is $14,887,500 and the carrying amount is $13,512,484 (December 31, 2020 – $13,337,745). Transaction costs of $1,691,748 were incurred and are deferred over the term of the Credit Facility. Amortization of deferred transaction costs for the year ended December 31, 2021 were $316,731 (December 31, 2020 – nil; December 31, 2019 – nil), and were included in interest expense.

The Credit Facility contains financial covenants including consolidated minimum revenue and minimum qualified cash that became effective March 31, 2021 as well as a number of negative covenants that came into effect on December 31, 2020. The Company has granted general security over all assets of the Company in connection with the performance and prompt payment of all obligations of the Credit Facility.

The Company is in compliance with the financial covenants and there have been no events of default as at December 31, 2021. The Credit Facility also requires the Company to deliver to the Lender annual audited financial statements that do not contain any going concern note; however, the Company has obtained waivers from the Lender with respect to such obligation for both fiscal 2020 and fiscal 2021.

(iii)	During the year ended December 31, 2020, the Company entered into a promissory note with U.S. Bank National Association, evidencing an unsecured loan in the amount of $3,080,760 (the “Loan”) made to the Company under the U.S. Paycheck Protection Program (the “PPP”). The PPP is a program organized by the U.S. Small Business Administration established under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). The Loan had average monthly blended interest and capital payments of $172,145 and was due to mature on January 23, 2023. Payments were deferred for the first 16 months under the Loan with the first payments due on August 23, 2021.

The Loan bears interest at a fixed rate of 1% per annum. The effective interest rate used to measure the fair value of the Loan is 10% and the benefit of the interest rate concession is a grant which gives the Company economic benefits over the term of the Loan and is recorded as deferred grant income (see note 11).

10.Loans payable (continued):

During the year ended December 31, 2021, as authorized by Section 1106 of the CARES Act, the U.S. Small Business Administration has forgiven the Loan amount as well as all accrued interest. As a result of the forgiveness of the Loan, all previously net accrued interest in the amount of $47,836 and the Loan principal balance of $3,080,760 have been recorded as a gain in the consolidated statements of net loss and comprehensive loss.

The undiscounted face value of the Loan as at December 31, 2021 is nil (December 31, 2020 - $3,080,760). At the inception date of the Loan, the carrying value of the debt was $2,587,871. As at December 31, 2021, the carrying value is nil (December 31, 2020 – $2,751,284).

Bank loans
Disclosure of detailed information about borrowings [line items]
Schedule of borrowings

			Paycheck
	Device	Credit	Protection
	Loans (i)	Facility (ii)	Program (iii)	Total
Total, December 31, 2020	$116,185	$13,337,745	$2,751,284	$16,205,214
Short Term	61,778	423,993	620,883	1,106,654
Long Term	$54,407	$12,913,752	$2,130,401	$15,098,560

Total, December 31, 2021	$54,149	$13,512,484	$–	$13,566,633
Short Term	39,723	474,269	–	513,992
Long Term	$14,426	$13,038,215	$–	$13,052,641

Non-controlling interest loans
Disclosure of detailed information about borrowings [line items]
Schedule of borrowings

	December 31,	December 31,
	2021	2020
Non-controlling interest loans	$85,214	$77,137